CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 1,599,186,464	$ 858,981,662	$ 656,287,173
Cash	208,669,564	199,785,619
Argentine Central Bank	1,208,438,443	630,184,457
Other local financial institutions	130,109,546	26,898,713
Others	51,968,911	2,112,873
Debt Securities at fair value through profit or loss	249,506,501	346,410,248	132,965,249
Derivatives	9,910,637	6,087,827
Reverse Repo transactions	3,657,016
Other financial assets	57,533,129	37,666,571
Financial assets	7,177,048,816	5,404,819,804
To the non-financial public sector	8,735,442	4,251,438
To the financial sector	332,055,174	26,797,635
To the Non-Financial Private Sector and Foreign residents	3,424,687,610	2,823,661,854
Other debt instruments held	804,907,828	1,069,354,274
Pledged as collateral	681,163,072	230,673,338
Investments in equity instruments	5,705,943	934,957
Property, plant and equipment	132,658,360	134,096,351
Investment Property	92,588,256	103,441,552	$ 130,619,792
Intangible assets	231,836,457	218,386,830
Deferred income tax assets	91,403,537	15,713,555
Other non-financial assets	44,029,469	46,755,337
TOTAL ASSETS	7,769,564,895	5,923,213,429
LIABILITIES
Deposits	5,118,886,479	4,174,648,931
Non-financial public sector	131,280,895	190,358,730
Financial sector	744,014	243,730
Non-financial private sector and foreign residents	4,986,861,570	3,984,046,471
Liabilities at fair value through profit or loss	693,909
Repo transactions	393,411,412	44,677,369
Derivatives		2,281,117
Other financial liabilities	280,272,285	218,614,513
Financing received from the Argentine Central Bank and other financial institutions	480,793,742	51,695,858
Unsubordinated negotiable Obligations	174,866,398	67,297,539
Current income tax liability	442,758	6,880,917
Provisions	13,890,828	53,412,545
Other non-financial liabilities	320,235,349	252,894,438
TOTAL LIABILITIES	6,783,493,160	4,872,403,227
Loans and other financing
ASSETS
Financial assets	3,765,478,226	2,854,710,927
Up to 1 year [member]
ASSETS
Cash and due from banks	1,599,186,464	858,981,662
Cash	208,669,564	199,785,619
Argentine Central Bank	1,208,438,443	630,184,457
Other local financial institutions	130,109,546	26,898,713
Others	51,968,911	2,112,873
Debt Securities at fair value through profit or loss	249,506,501	346,410,248
Derivatives	9,910,637	6,087,827
Reverse Repo transactions	3,657,016
Other financial assets	57,533,129	37,666,571
To the non-financial public sector	8,604,827	4,004,784
To the financial sector	322,300,303	21,414,494
To the Non-Financial Private Sector and Foreign residents	2,469,366,450	1,986,882,417
Other debt instruments held	691,654,090	425,453,462
Pledged as collateral	681,163,072	230,673,338
Investments in equity instruments		10,548
Deferred income tax assets	107,793,230	9,089,923
Other non-financial assets	21,387,456	23,564,000
TOTAL ASSETS	6,222,063,175	3,950,239,274
LIABILITIES
Deposits	5,114,731,152	4,174,648,931
Non-financial public sector	131,280,895	190,358,730
Financial sector	744,014	243,730
Non-financial private sector and foreign residents	4,982,706,243	3,984,046,471
Liabilities at fair value through profit or loss	693,909
Repo transactions	393,411,412	44,677,369
Derivatives		2,281,117
Other financial liabilities	276,725,506	216,450,391
Financing received from the Argentine Central Bank and other financial institutions	233,480,510	45,538,644
Unsubordinated negotiable Obligations	174,866,398	67,297,539
Current income tax liability	442,758	6,880,917
Provisions	162,064	143,560
Other non-financial liabilities	320,235,349	252,894,438
TOTAL LIABILITIES	6,514,749,058	4,810,812,906
Up to 1 year [member] | Loans and other financing
ASSETS
Financial assets	2,800,271,580	2,012,301,695
Later than one year [member]
ASSETS
To the non-financial public sector	130,615	246,654
To the financial sector	9,754,871	5,383,141
To the Non-Financial Private Sector and Foreign residents	955,321,160	836,779,437
Other debt instruments held	113,253,738	643,900,812
Investments in equity instruments	5,705,943	924,409
Property, plant and equipment	132,658,360	134,096,351
Investment Property	92,588,256	103,441,552
Intangible assets	231,836,457	218,386,830
Deferred income tax assets	(16,389,693)	6,623,632
Other non-financial assets	22,642,013	23,191,337
TOTAL ASSETS	1,547,501,720	1,972,974,155
LIABILITIES
Deposits	4,155,327
Non-financial private sector and foreign residents	4,155,327
Other financial liabilities	3,546,779	2,164,122
Financing received from the Argentine Central Bank and other financial institutions	247,313,232	6,157,214
Provisions	13,728,764	53,268,985
TOTAL LIABILITIES	268,744,102	61,590,321
Later than one year [member] | Loans and other financing
ASSETS
Financial assets	$ 965,206,646	$ 842,409,232